Employee benefit plans	12 Months Ended
Mar. 31, 2026
Retirement Benefits [Abstract]
Employee benefit plans

11. Employee benefit plans

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Salaries, bonus, allowances and employee benefits	1,088,013	979,775	681,084
Retirement benefits	24,807	29,549	18,167
Provision for long service payments	4,156	2,572	(2,912)
	1,116,976	1,011,896	696,339